Loss per share (Details 1) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options And Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,186,218	7,328,575	6,542,994